Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay for Performance Table

The following table provides a comparison between two measures of compensation for our named executive officers and certain measures of performance. The two compensation measures are the named executive officers’ “total compensation,” as presented in the Summary Compensation Table, and their “compensation actually paid,” a new measure of compensation required by SEC rules. These measures are presented for each person who served as our Chief Executive Officer during the relevant year, individually, and for our other named executive officers, as an average for the group.

While both “total compensation” and “compensation actually paid” measure compensation for the same fiscal year, the two measures are calculated differently. Compensation actually paid is based on total compensation but substitutes different amounts for equity compensation. Compensation actually paid removes from total compensation the grant-date fair value of equity awards granted during the relevant year and replaces it with the net aggregate change in the fair value of equity awards during the relevant year. This net aggregate change in fair value represents the sum of:

•
the year-end fair value of new awards granted during the year that are outstanding and unvested as of the end of the year;
•
the change in the fair value (positive or negative) of unvested awards outstanding during the entire year, measured from the beginning of the year to the end of the year;
•
the vesting-date fair value of new awards that are granted and also vest in the year;
•
the change in the fair value (positive or negative) of unvested awards that are held at the beginning of the year and that also vest during the year, measured from the beginning of the year to the vesting date;
•
the loss in fair value of unvested awards outstanding at the beginning of the year that fail to meet applicable vesting conditions during the year, measured as the loss of the fair value of those awards at the beginning of the year; and
•
the dollar value of any dividends or other earnings paid on awards during the year prior to any vesting date that are not otherwise reflected in total compensation for the year.

The net change in aggregate fair value must also reflect any increase in the fair value of any equity awards that were repriced or otherwise materially modified during the year. No equity awards were repriced or otherwise materially modified during any of the years presented.

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)		Average Summary Compensation Table Total for NEOs, other than PEO ($)		Average Compensation Actually Paid to NEOs other than PEO ($)		Value of Initial Fixed $100 Investment Based on Total Shareholder Return (1) ($)	Net Loss (in Thousands) ($)
2025	1,826,746	2,074,588	(2)	310,298	(2)	337,265	(2)	110	5,873
2024	335,476	185,215	(2)	398,199	(2)	514,427	(2)	114	4,431
2023	511,283	598,508	(2)	393,357	(2)	470,449	(2)	97	7,314

(1)
Represents the cumulative total shareholder return (on a dividends-reinvested basis) on our common stock from December 30, 2022, the last trading day before the earliest year presented in the table, to the last trading day of the relevant year, calculated on the basis of an investment of $100 in our common stock on December 30, 2022.

(2)
For 2025, represents compensation actually paid to Ajay Amlani, who has served as Chief Executive Officer since February 3, 2025, and the average compensation actually paid to our other named executive officers for 2025, which includes David Traverse who served as Chief Financial Officer throughout 2025 and concurrently as interim Chief Executive Officer from January 1, 2025 through February 3, 2025. Because Mr. Traverse received no additional compensation in connection with his service as interim Chief Executive Officer, his compensation is not separately set forth in the table above. For 2024, represents compensation actually paid to Robert A. Eckel, who served as Chief Executive Officer during 2024, and the average compensation actually paid to our other named executive officers for 2024. The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid:

Change in Fair Value	Mr. Amlani ($)	Average for NEO's other than Mr. Amlani ($)
Subtract Stock and Option Awards from Summary Compensation Table	(1,715,415)	(26,943)
New Grants Unvested at Year-End	1,610,187	26,943
Prior Year Awards Unvested at Year-End	-	11,080
New Grants that Vested in 2025	353,070	-
Prior Year Awards that Vested in 2025	-	15,887
Prior Year Awards that Failed to Vest in 2025	-	-
Current Year Award that Failed to Vest in 2025	-	-
Dividends or Earnings on Awards Before Vesting	-	-
Total Change in Fair Value	247,842	26,967

Specific assumptions used to determine the fair value of options in the table above, using the Black-Scholes valuation model were an expected term of 5.5 to 6.1 years based on the simplified method, volatility of 55% based on an average of historical volatility over the expected term of the stock options, and a risk-free interest rate of 4.4% based on the U.S. Treasury yield curve equal to the expected term of the stock option.

"The following table shows, for the periods presented in the foregoing table, the relationship between, on the one hand, the compensation actually paid to our Principal Executive Officer and the average compensation actually paid to our other named executive officers and, on the other hand, each of:

•
Our cumulative total shareholder return since December 30, 2022, the last trading day before fiscal year 2023; and
•
Our net loss over the last three years.

Year	Compensation Actually Paid to PEO ($)	Average Compensation Actually Paid to NEOs other than PEO ($)	Total Shareholder return since December 30 2022	Net Loss ($)
2025	2,074,588	337,265	10%	5,873
2024	185,215	514,427	14%	4,431
2023	598,508	470,449	-3%	7,314

Metric	2024	2025	Change from 2024 to 2025
Compensation actually paid to PEO	$185,215	$2,074,588	1020%
Average Compensation Actually Paid to NEOs other than PEO	$514,427	$337,265	-34%
Total Shareholder Return since December 30, 2022	14%	10%	-4%
Net Loss (in thousands)	$4,431	$5,873	-33%

Metric	2023	2024	Change from 2023 to 2024
Compensation actually paid to Mr. Eckel	$598,508	$185,215	69%
Average Compensation Actually Paid to NEOs other than Mr. Eckel	$470,449	$514,427	9%
Total Shareholder Return since December 30, 2022	-47%	14%	61%
Net Loss (in thousands)	$7,314	$4,431	39%

Named Executive Officers, Footnote			For 2025, represents compensation actually paid to Ajay Amlani, who has served as Chief Executive Officer since February 3, 2025, and the average compensation actually paid to our other named executive officers for 2025, which includes David Traverse who served as Chief Financial Officer throughout 2025 and concurrently as interim Chief Executive Officer from January 1, 2025 through February 3, 2025. Because Mr. Traverse received no additional compensation in connection with his service as interim Chief Executive Officer, his compensation is not separately set forth in the table above. For 2024, represents compensation actually paid to Robert A. Eckel, who served as Chief Executive Officer during 2024, and the average compensation actually paid to our other named executive officers for 2024. The following table provides the adjustments to total compensation that were made in order to calculate compensation actually paid
PEO Total Compensation Amount			$ 1,826,746	$ 335,476	$ 511,283
PEO Actually Paid Compensation Amount			$ 2,074,588	185,215	598,508
Adjustment To PEO Compensation, Footnote

Change in Fair Value	Mr. Amlani ($)	Average for NEO's other than Mr. Amlani ($)
Subtract Stock and Option Awards from Summary Compensation Table	(1,715,415)	(26,943)
New Grants Unvested at Year-End	1,610,187	26,943
Prior Year Awards Unvested at Year-End	-	11,080
New Grants that Vested in 2025	353,070	-
Prior Year Awards that Vested in 2025	-	15,887
Prior Year Awards that Failed to Vest in 2025	-	-
Current Year Award that Failed to Vest in 2025	-	-
Dividends or Earnings on Awards Before Vesting	-	-
Total Change in Fair Value	247,842	26,967

Specific assumptions used to determine the fair value of options in the table above, using the Black-Scholes valuation model were an expected term of 5.5 to 6.1 years based on the simplified method, volatility of 55% based on an average of historical volatility over the expected term of the stock options, and a risk-free interest rate of 4.4% based on the U.S. Treasury yield curve equal to the expected term of the stock option.

"The following table shows, for the periods presented in the foregoing table, the relationship between, on the one hand, the compensation actually paid to our Principal Executive Officer and the average compensation actually paid to our other named executive officers and, on the other hand, each of:

•
Our cumulative total shareholder return since December 30, 2022, the last trading day before fiscal year 2023; and
•
Our net loss over the last three years.

Year	Compensation Actually Paid to PEO ($)	Average Compensation Actually Paid to NEOs other than PEO ($)	Total Shareholder return since December 30 2022	Net Loss ($)
2025	2,074,588	337,265	10%	5,873
2024	185,215	514,427	14%	4,431
2023	598,508	470,449	-3%	7,314

Metric	2024	2025	Change from 2024 to 2025
Compensation actually paid to PEO	$185,215	$2,074,588	1020%
Average Compensation Actually Paid to NEOs other than PEO	$514,427	$337,265	-34%
Total Shareholder Return since December 30, 2022	14%	10%	-4%
Net Loss (in thousands)	$4,431	$5,873	-33%

Metric	2023	2024	Change from 2023 to 2024
Compensation actually paid to Mr. Eckel	$598,508	$185,215	69%
Average Compensation Actually Paid to NEOs other than Mr. Eckel	$470,449	$514,427	9%
Total Shareholder Return since December 30, 2022	-47%	14%	61%
Net Loss (in thousands)	$7,314	$4,431	39%

Non-PEO NEO Average Total Compensation Amount			$ 310,298	398,199	393,357
Non-PEO NEO Average Compensation Actually Paid Amount			$ 337,265	514,427	470,449
Adjustment to Non-PEO NEO Compensation Footnote

Change in Fair Value	Mr. Amlani ($)	Average for NEO's other than Mr. Amlani ($)
Subtract Stock and Option Awards from Summary Compensation Table	(1,715,415)	(26,943)
New Grants Unvested at Year-End	1,610,187	26,943
Prior Year Awards Unvested at Year-End	-	11,080
New Grants that Vested in 2025	353,070	-
Prior Year Awards that Vested in 2025	-	15,887
Prior Year Awards that Failed to Vest in 2025	-	-
Current Year Award that Failed to Vest in 2025	-	-
Dividends or Earnings on Awards Before Vesting	-	-
Total Change in Fair Value	247,842	26,967

Specific assumptions used to determine the fair value of options in the table above, using the Black-Scholes valuation model were an expected term of 5.5 to 6.1 years based on the simplified method, volatility of 55% based on an average of historical volatility over the expected term of the stock options, and a risk-free interest rate of 4.4% based on the U.S. Treasury yield curve equal to the expected term of the stock option.

"The following table shows, for the periods presented in the foregoing table, the relationship between, on the one hand, the compensation actually paid to our Principal Executive Officer and the average compensation actually paid to our other named executive officers and, on the other hand, each of:

•
Our cumulative total shareholder return since December 30, 2022, the last trading day before fiscal year 2023; and
•
Our net loss over the last three years.

Year	Compensation Actually Paid to PEO ($)	Average Compensation Actually Paid to NEOs other than PEO ($)	Total Shareholder return since December 30 2022	Net Loss ($)
2025	2,074,588	337,265	10%	5,873
2024	185,215	514,427	14%	4,431
2023	598,508	470,449	-3%	7,314

Metric	2024	2025	Change from 2024 to 2025
Compensation actually paid to PEO	$185,215	$2,074,588	1020%
Average Compensation Actually Paid to NEOs other than PEO	$514,427	$337,265	-34%
Total Shareholder Return since December 30, 2022	14%	10%	-4%
Net Loss (in thousands)	$4,431	$5,873	-33%

Metric	2023	2024	Change from 2023 to 2024
Compensation actually paid to Mr. Eckel	$598,508	$185,215	69%
Average Compensation Actually Paid to NEOs other than Mr. Eckel	$470,449	$514,427	9%
Total Shareholder Return since December 30, 2022	-47%	14%	61%
Net Loss (in thousands)	$7,314	$4,431	39%

Total Shareholder Return Amount			$ 110	114	97
Net Income (Loss)			$ 5,873,000	$ 4,431,000	$ 7,314,000
Percentage of Change Prior Year Paid Compensation Amount			1020.00%
Percentage of Change Prior Year Non peo Neo Average Compensation Actually Paid Amount			(34.00%)
Percentage of Total Shareholder Return			10.00%	14.00%	(3.00%)
Percentage Of Change Prior Year Total Shareholder Return			(4.00%)
Percentage Of Change Prior Year Net Loss			(33.00%)
Ajay Amlani
Pay vs Performance Disclosure
PEO Name		Ajay Amlani
Mr. Traverse
Pay vs Performance Disclosure
PEO Name	Mr. Traverse
Robert A. Eckel
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount				$ 185,215	$ 598,508
Non-PEO NEO Average Compensation Actually Paid Amount				514,427	470,449
Net Income (Loss)				$ 4,431,000	$ 7,314,000
PEO Name				Robert A. Eckel	Robert A. Eckel
Percentage of Change Prior Year Paid Compensation Amount				69.00%
Percentage of Change Prior Year Non peo Neo Average Compensation Actually Paid Amount				9.00%
Percentage of Total Shareholder Return				14.00%	(47.00%)
Percentage Of Change Prior Year Total Shareholder Return				61.00%
Percentage Of Change Prior Year Net Loss				39.00%
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			247,842
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,715,415)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,610,187
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			353,070
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,967
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,943)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			26,943
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,080
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			15,887
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0